STOCKHOLDERS	9 Months Ended
Jul. 31, 2023
Equity [Abstract]
STOCKHOLDERS

NOTE 3 - STOCKHOLDERS

Shares issued for cash in private placement

During the three months ended July 31, 2023, the Company did not issue any shares of Common Stock.

During the nine months ended July 31, 2023, the Company sold 668,750 shares of restricted Common Stock to eighteen (18) individuals in a private placement at a price of $0.80 per share, for total proceeds of $535,000. The proceeds will be used to fund expansion of the Company’s operations.

For the three and nine months ended July 31, 2022, the Company did not issue any shares of its Common Stock.